Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Bombardier Inc.
5.75%, 03/15/22(a)	$85	$80,706
6.00%, 10/15/22 (Call 08/31/20)(a)	221	204,235
Triumph Group Inc., 5.25%, 06/01/22 (Call 08/31/20)	50	40,803

		325,744

Agriculture — 0.4%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(a)	56	56,089

Airlines — 1.7%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	190	187,566
United Airlines Holdings Inc., 4.25%, 10/01/22	70	62,380

		249,946

Auto Manufacturers — 3.3%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	100	100,861
3.35%, 11/01/22	125	125,953
3.55%, 10/07/22	110	110,805
5.60%, 01/07/22	125	129,860

		467,479

Auto Parts & Equipment — 0.7%
ZF North America Capital Inc., 4.50%, 04/29/22(a)	95	99,529

Banks — 1.7%
CIT Group Inc., 5.00%, 08/15/22	230	238,321

Beverages — 0.6%
Ajecorp BV, 6.50%, 05/14/22 (Call 08/31/20)(a)	80	79,009

Chemicals — 0.7%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	53	55,787
Methanex Corp., 5.25%, 03/01/22(b)	45	45,504

		101,291

Coal — 0.1%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/21)(a)	30	17,919

Commercial Services — 6.1%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(a)	53	38,314
ADT Security Corp. (The), 3.50%, 07/15/22	191	196,293
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/20)	130	131,539
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/20)(a)	75	69,510
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/21)	39	39,319
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	401	402,764

		877,739

Computers — 1.4%
NCR Corp., 5.00%, 07/15/22 (Call 08/31/20)	100	100,346
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(a)	130	105,022

		205,368

Cosmetics & Personal Care — 1.7%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	70	69,593
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)	85	85,620
Edgewell Personal Care Co., 4.70%, 05/24/22	85	90,062

		245,275

Security	Par (000)	Value

Diversified Financial Services — 4.4%
Navient Corp.
6.50%, 06/15/22	$176	$183,063
7.25%, 01/25/22	150	157,665
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(a)	48	40,608
OneMain Finance Corp., 6.13%, 05/15/22	186	195,942
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(a)	50	46,510

		623,788

Electric — 0.5%
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	70	70,716

Electronics — 0.4%
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	55	55,626

Engineering & Construction — 0.3%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	40	41,428

Entertainment — 1.9%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/20)	70	61,533
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	200	208,966

		270,499

Food — 2.6%
Kraft Heinz Foods Co.
3.50%, 06/06/22	240	253,397
3.50%, 07/15/22 (Call 05/15/22)	50	52,534
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 08/31/20)	65	65,114

		371,045

Health Care – Services — 6.8%
Centene Corp., 4.75%, 05/15/22 (Call 05/15/21)	166	169,124
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	140	147,659
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/21)(a)(b)(c)	215	218,969
Tenet Healthcare Corp., 8.13%, 04/01/22	405	437,412

		973,164

Holding Companies – Diversified — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22 (Call 02/01/21)	202	205,527

Home Builders — 3.7%
KB Home, 7.50%, 09/15/22	65	71,309
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	115	118,175
4.75%, 11/15/22 (Call 08/15/22)	120	126,537
Meritage Homes Corp., 7.00%, 04/01/22	65	70,275
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	65	60,870
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)(b)	75	78,771

		525,937

Housewares — 0.3%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(b)	45	46,934

Internet — 2.1%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	74	77,097
Netflix Inc., 5.50%, 02/15/22	140	148,709
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	70	72,634

		298,440

Leisure Time — 0.7%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	110	93,366

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 2.0%
MGM Resorts International, 7.75%, 03/15/22	$166	$176,496
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	115	114,691

		291,187

Media — 7.0%
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/20)	73	73,887
CSC Holdings LLC, 5.88%, 09/15/22	110	118,356
DISH DBS Corp., 5.88%, 07/15/22	396	418,426
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/20)(a)	186	189,677
Urban One Inc., 7.38%, 04/15/22 (Call 08/31/20)(a)	60	53,225
Videotron Ltd., 5.00%, 07/15/22(b)	135	141,588

		995,159

Metal Fabricate & Hardware — 0.4%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(a)	56	54,868

Mining — 4.5%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22(b)	150	159,219
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/21)(a)	65	65,165
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)(b)	175	183,152
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	138	143,350
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/21)(a)	95	98,112

		648,998

Office & Business Equipment — 0.3%
Xerox Corp., 4.07%, 03/17/22	49	50,157

Oil & Gas — 12.1%
Antero Resources Corp., 5.13%, 12/01/22 (Call 08/31/20)	125	99,917
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	100	100,562
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/21)(a)	160	132,339
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 01/15/21)(b)	95	96,054
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	110	110,964
CNX Resources Corp., 5.88%, 04/15/22 (Call 08/31/20)	64	63,617
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 08/31/20)	215	214,938
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	150	148,995
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	25	25,710
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	32	31,451
4.95%, 12/01/22 (Call 09/01/22)	65	63,874
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	55	52,936
2.70%, 08/15/22	285	275,675
3.13%, 02/15/22 (Call 11/15/21)	115	113,231
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	50	39,994
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	102	98,270
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/20)(a)	60	59,246

		1,727,773

Packaging & Containers — 1.7%
Ball Corp., 5.00%, 03/15/22	120	126,364
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	30	31,268
Owens-Brockway Glass Container Inc., 5.00%, 01/15/22(a)	16	16,242
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	70	73,778

		247,652

Pipelines — 3.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	135	133,963
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	60	61,114

Security	Par/ Shares (000)	Value

Pipelines (continued)
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	$70	$69,758
Ruby Pipeline LLC, 7.00%, 04/01/22(a)	92	87,380
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	105	108,437

		460,652

Real Estate Investment Trusts — 3.7%
CoreCivic Inc., 5.00%, 10/15/22 (Call 07/15/22)	45	44,126
iStar Inc., 5.25%, 09/15/22 (Call 09/15/20)	70	70,099
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	85	83,212
Mack-Cali Realty LP, 4.50%, 04/18/22 (Call 01/18/22)	50	48,689
SBA Communications Corp., 4.00%, 10/01/22 (Call 10/01/20)	175	177,413
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	100	98,654

		522,193

Retail — 3.6%
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 08/31/20)	120	120,000
L Brands Inc., 5.63%, 02/15/22	163	166,369
Macy’s Retail Holdings LLC, 3.88%, 01/15/22 (Call 10/15/21)	70	65,770
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/20)	70	70,812
QVC Inc., 5.13%, 07/02/22	85	88,602

		511,553

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	58	64,625

Software — 0.7%
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(b)(d)	100	100,682

Telecommunications — 9.6%
CenturyLink Inc., Series T, 5.80%, 03/15/22	281	296,104
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)	75	73,417
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(a)	125	126,729
Nokia OYJ, 3.38%, 06/12/22	65	67,164
Sprint Communications Inc., 6.00%, 11/15/22	447	483,189
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	166	175,941
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)(b)	85	88,570
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(a)	60	55,475

		1,366,589

Transportation — 1.9%
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	45	44,200
XPO Logistics Inc., 6.50%, 06/15/22 (Call 08/31/20)(a)	226	226,615

		270,815

Trucking & Leasing — 0.8%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(a)	115	116,554

Total Corporate Bonds & Notes — 97.8% (Cost: $13,543,266)		13,969,636

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(e)(f)(g)	763	763,944

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(e)(f)	341	$341,000

		1,104,944

Total Short-Term Investments — 7.8% (Cost: $1,104,480)		1,104,944

Total Investments in Securities — 105.6% (Cost: $14,647,746)		15,074,580

Other Assets, Less Liabilities — (5.6)%		(795,905)

Net Assets — 100.0%		$14,278,675

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$648,905	$114,127	(a)	$—	$448	$464	$763,944	763	$4,153	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	326,000	15,000	(a)	—	—	—	341,000	341	1,702		—

					$448	$464	$1,104,944		$5,855		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,969,636	$—	$13,969,636
Money Market Funds	1,104,944	—	—	1,104,944

	$1,104,944	$13,969,636	$—	$15,074,580

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

3